Loans (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Roll forward of accretable yield
Balance, beginning of period	$ 715,479	$ 292,805
New loans purchased	86,037	411,375	323,285
Accretion of income	(193,425)	(167,268)	(30,480)
Reclassifications (to) from nonaccretable difference	89,218	245,775
Disposals	(143,961)	(67,208)
Balance, end of period	$ 553,348	$ 715,479	$ 292,805